Fair Value Measurements - Summary of Assets and Liabilities that are Measured at Fair Value on a Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Inputs, Level 1 [Member]
Assets:
Investments held in Trust Account		$ 6,781,024	$ 10,325,848
Fair Value, Inputs, Level 3 [Member]
Liabilities:
Warrant Liability – Private Placement Warrants	$ 15,607	$ 7,507	$ 16,380